Reportable Segments - Summary Financial Information by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting
Sales	$ 124,050	$ 130,675	$ 115,641	$ 125,554	$ 128,943	$ 143,947	$ 138,148	$ 121,709	$ 495,920	$ 532,747	$ 527,661
Equity in net income from affiliated companies									21,065	45,808	37,318
Ecoservices
Segment Reporting
Sales									401,913	447,080	455,562
Catalyst Technologies
Segment Reporting
Sales									94,007	85,667	72,099
Operating segments
Segment Reporting
Segment Adjusted EBITDA									231,702	283,448	257,566
Operating segments | Ecoservices
Segment Reporting
Sales									401,913	447,080	455,562
Segment Adjusted EBITDA									157,198	175,640	176,499
Operating segments | Catalyst Technologies
Segment Reporting
Sales									94,007	85,667	72,099
Segment Adjusted EBITDA									74,504	107,808	81,067
Zeolyst Joint Venture | Catalyst Technologies
Segment Reporting
Sales									128,623	170,338	156,687
Segment Adjusted EBITDA									42,515	68,138	56,663
Equity in net income from affiliated companies									21,157	45,899	37,437
Amortization of investment in affiliate step-up									6,634	7,534	6,634
Joint venture depreciation, amortization and interest									$ 14,724	$ 14,705	$ 12,592